Share-Based Compensation and US Foods Common Stock Issuances - Weighted-Average Assumptions for Options Granted (Detail) - Employee Stock Option [Member]	12 Months Ended
	Jan. 02, 2016	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	36.60%	35.00%
Expected dividends	0.00%	0.00%
Risk-free interest rate	1.60%	1.00%
Expected term (in years)	4 years 9 months 18 days	6 years 3 months 18 days